Non-Controlling Interests - Schedule of Balance of Non-Controlling Interest (Details)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Noncontrolling Interest [Line Items]
Non-controlling interest		¥ (10,891,088)	$ (1,515,092)	¥ (7,676,674)
TYPHK [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest		(169,385)	(23,564)	(164,700)
JYD SHWL [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest	[1]			(1,434,739)
JYD YCKJ [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest		(12,513,131)	(1,740,739)	(9,304,266)
JYD RHTD [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest		1,188,534	165,341	3,227,031
JNT [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest		(156,621)	(21,788)
FASTFLY [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest		15,735	2,189
HYTX [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest		(18,457)	(2,568)
YFB [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest		¥ 762,237	$ 106,037

[1]	JYD SHWL was dissolved during the year ended December 31, 2024, which lead a RMB1,455,812 (US$202,522) reverse in non-controlling interest